Future Minimum Lease Payments Under Non Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
2013	$ 13,383	83,377
2014	13,194	82,202
2015	12,718	79,235
2016	12,192	75,958
2017 and thereafter	57,948	361,019
Operating Leases, Future Minimum Payments Due, Total	$ 109,435	681,791